Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development Expenses.
Schedule of research and development expenses

	For the Year Ended December 31,
	2019	2020	2021
Employee compensation	461,922	580,157	2,079,948
Design and development expenses	603,332	431,996	1,003,567
Depreciation and amortization expenses	39,648	44,977	54,110
Rental and related expenses	14,269	18,818	52,985
Travel expenses	21,815	9,360	52,307
Others	28,154	14,549	43,472
Total	1,169,140	1,099,857	3,286,389